Advances to Suppliers, Net - Schedule of Advances to Suppliers (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Advances to Suppliers [Abstract]
Prepayment for raw material purchase	$ 524,930	$ 3,739
Less: Allowance for credit losses	(2,740)	(2,817)
Advances to suppliers, net	$ 522,190	$ 922